Integration and Transaction Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Integration and Transaction Costs	$ 106	$ 349	[1]	$ 29	[1]
Husky Energy, Inc.
Disclosure of detailed information about business combination [line items]
Integration and Transaction Costs	90	$ 349		$ 29
Sunrise Oil Sands Partnership And Toledo CGU
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 16

[1]	See Note 3X for revisions to prior period results.